EMPLOYEE BENEFIT PLANS (Assumed Health Care Cost Trend Rates) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Health Care Cost Trend Rate Assumed for Next Year	6.70%	6.70%
Ultimate Health Care Cost Trend Rate Assumed	4.50%	4.50%
Year that the Rate Reaches the Ultimate Trend Rate	2027	2027